Stock Compensation Expenses - Schedule of Stock Options Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options Activity [Line Items]
Number of shares subject to options, Unvested beginning balance	177,025	3,382,368
Weighted average grant date fair value per share, Unvested beginning balance	$ 3.41	$ 3.41
Number of Shares Options, Granted			4,227,960
Weighted average grant date fair value per share, Granted		$ 1.39	$ 3.41
Number of Shares Options, Vested	41,639	149,034	845,592
Weighted average grant date fair value per share, Vested		$ 1.79	$ 3.41
Number of Shares Options, Forfeited
Weighted average grant date fair value per share, Forfeited
Number of shares subject to options, Unvested ending balance	47,387	177,025	3,382,368
Weighted average grant date fair value per share, Unvested ending balance		$ 3.41	$ 3.41
Number of Shares Options, Exercisable ending balance		5,041,405	845,592
Weighted average grant date fair value per share, Exercisable ending balance		$ 2.06	$ 3.41
Equity Option [Member]
Schedule of Stock Options Activity [Line Items]
Number of shares subject to options, Unvested beginning balance	2,536,776	3,382,368
Weighted average grant date fair value per share, Unvested beginning balance	$ 3.41
Number of Shares Options, Granted		3,350,221
Weighted average grant date fair value per share, Granted
Number of Shares Options, Vested		4,195,813
Weighted average grant date fair value per share, Vested
Number of Shares Options, Forfeited
Weighted average grant date fair value per share, Forfeited
Number of shares subject to options, Unvested ending balance	2,536,776	2,536,776	3,382,368
Weighted average grant date fair value per share, Unvested ending balance	$ 3.41	$ 3.41
Number of Shares Options, Exercisable ending balance	5,041,405
Weighted average grant date fair value per share, Exercisable ending balance	$ 2.06